Organization and Principal Activities (Details) - Schedule of Significant Subsidiaries and VIE	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Subsidiaries [Member] | QK365.com INC. (BVI) [Member]
Subsidiaries:
Date of incorporation	Sep. 29, 2014	Sep. 29, 2014
Place of incorporation	BVI	BVI
Percentage of legal/beneficial ownership by the Company	100.00%	100.00%
Principal activities	Holding	Holding
Subsidiaries [Member] | Fenglinju (China) Hong Kong Limited (Fenglinju) [Member]
Subsidiaries:
Date of incorporation	Oct. 21, 2021	Oct. 21, 2021
Place of incorporation	Hong Kong	Hong Kong
Percentage of legal/beneficial ownership by the Company	100.00%	100.00%
Principal activities	Holding	Holding
Subsidiaries [Member] | Haoju(shanghai) Artificial Intelligence Technology Co., Ltd (formerly known as Qingke (Shanghai) Artificial Intelligence Technology Co., Ltd.) (Q&K AI) [Member]
Subsidiaries:
Date of incorporation	May 13, 2019	May 13, 2019
Place of incorporation	PRC	PRC
Percentage of legal/beneficial ownership by the Company	100.00%	100.00%
Principal activities	Holding and Operating	Holding and Operating
Subsidiaries [Member] | Chengdu Liwu Apartment Management Co Ltd [Member]
Subsidiaries:
Date of incorporation	Jun. 19, 2020	Jun. 19, 2020
Place of incorporation	PRC	PRC
Percentage of legal/beneficial ownership by the Company	100.00%	100.00%
Principal activities	Operating	Operating
Variable Interest Entity, Primary Beneficiary [Member] | QingKe (China) Limited (Q&K HK) [Member]
Subsidiaries:
Date of incorporation	Jul. 07, 2014	Jul. 07, 2014
Place of incorporation	Hong Kong	Hong Kong
Percentage of legal/beneficial ownership by the Company	100.00%	100.00%
Principal activities	Holding	Holding
Variable Interest Entity, Primary Beneficiary [Member] | Q&K Investment Consulting Co., Ltd. (Q&K Investment Consulting) [Member]
Subsidiaries:
Date of incorporation	Apr. 02, 2015	Apr. 02, 2015
Place of incorporation	PRC	PRC
Percentage of legal/beneficial ownership by the Company	100.00%	100.00%
Principal activities	Holding and Operating	Holding and Operating
Variable Interest Entity, Primary Beneficiary [Member] | Shanghai Qingke Ecommerce Co Ltd [Member]
Subsidiaries:
Date of incorporation	Aug. 02, 2013	Aug. 02, 2013
Place of incorporation	PRC	PRC
Percentage of legal/beneficial ownership by the Company	100.00%	100.00%
Principal activities	Holding and Operating	Holding and Operating